Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties

5. Transactions with Related Parties

Capital Maritime & Trading Corp. (“CMTC”) is an international shipping company with a long history of operating and investing in the shipping market. As of June 30, 2025 and December 31, 2024, CMTC may be deemed to beneficially own 48.2% and 48.5% of the common shares, respectively.

Capital Gas Corp. is a privately held company controlled by Mr. Miltiadis Marinakis, the son of Mr. Evangelos M. Marinakis, who also controls Capital GP L.L.C. (“CGP”). As of June 30, 2025 and December 31, 2024, Capital Gas Corp. may be deemed to beneficially own 2.0% of the common shares.

CGP, the Partnership’s general partner until the Conversion, is a privately held company controlled by Mr. Miltiadis Marinakis. As of June 30, 2025 and December 31, 2024, CGP may be deemed to beneficially own 8.5% and 8.6% of the common shares, respectively.

The Company and its subsidiaries had related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive Ship Management Corp. (“Capital-Executive”) and Capital-Gas Ship Management Corp. (“Capital-Gas Management”), (collectively “Managers”), and CGP, arising from certain terms of the following management and administrative services agreements.

5. Transactions with Related Parties – Continued

1. Floating fee management agreements: Under the terms of these agreements the Company compensates its Managers for expenses and liabilities incurred on the Company’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Company and not by the Managers. The Company also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the six-month periods ended June 30, 2025 and 2024, management fees under the management agreements amounted to $4,788 and $4,310, respectively, and are included in “Vessel operating expenses – related parties” in the unaudited condensed consolidated statements of comprehensive income.

2. Fixed fee management agreements: Under the terms of these agreements the Company pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover commercial and administrative costs. For the six-month periods ended June 30, 2025 and 2024 management fees under the management agreements amounted to $166 and $14, respectively, and are included in “Vessel operating expenses – related parties” in the unaudited condensed consolidated statements of comprehensive income.

3. Administrative and service agreements: On April 4, 2007, the Company entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Company such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Company reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after the submission of the respective invoices for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016, 2019, 2023 and 2024. In connection with the Conversion, the Company entered into a new executive services agreement with CGP. According to the executive services agreements, CGP provided and continues to provide certain executive officers services for the management of the Company’s business as well as investor relations and corporate support services to the Company. For the six-month periods ended June 30, 2025 and 2024 the fees under the executive services agreement with CGP amounted to $1,750 and $1,175, respectively and are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

4. Supervision services agreements with Capital-Gas Management: On December 21, 2023 and June 17, 2024 each of the vessel-owning companies of the vessels currently under construction entered into a separate supervision services agreement with Capital-Gas Management in order to supervise the performance of the design, building, equipment, completion and delivery by the shipyard of the respective vessels. For the six-month periods ended June 30, 2025 and 2024, the Company recognized $1,233 and nil, respectively, in connection with the supervision services agreements which are included in “Vessels, net and vessels under construction” in the unaudited condensed consolidated balance sheets.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2025	As of December 31, 2024
Assets:
Capital-Gas Management – advances from the Company (a)	$—	$1,131
Due from related party	—	1,131
Liabilities:
CSM – payments on behalf of the Company (b)	50	34
Capital-Executive – payments on behalf of the Company (b)	770	3,508
Capital-Gas Management – payments on behalf of the Company (b)	4,718	—
Due to related parties	$5,538	$3,542

	For the six-month periods ended June 30,
Consolidated Statements of Comprehensive Income	2025	2024
Vessel operating expenses	$4,954	$4,324
General and administrative expenses (c)	1,843	1,276
Interest expense and finance cost (d)	—	1,865

(a)

Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.

(b)

Managers - Payments on Behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.

(c)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
(d)	Interest expense and finance cost: This line item reflects interest expense of the Company’s Sellers Credit.